Loss per share	12 Months Ended
Dec. 31, 2019
Loss per share [Abstract]
Loss per share
Note 8 – Loss per share

The computation of basic EPS is based on the weighted average number of shares outstanding during the period. Diluted EPS exclude the effect of the assumed conversion of potentially dilutive instruments which are 2,357,500 of share options (2018: 2,615,000, 2017: 1,711,000) outstanding issued to employees and directors and convertible bonds with a conversion price of $33.4815 for a total of 10,453,534 shares (2018: 10,453,534 shares, 2017: nil). Due to the current loss-making position these are deemed to have an anti-dilutive effect on the EPS of the Company.

All periods presented have been adjusted for our 5 for 1 reverse share split in June 2019.

	For the Years Ended December 31,
	2019	2018	2017
Basic loss per share	(2.78)	(1.85)	(1.70)
Diluted loss per share	(2.78)	(1.85)	(1.70)
Issued ordinary shares at the end of the year	112,278,065	106,528,065	95,658,500
Weighted average number of shares outstanding during the year	107,478,625	102,877,501	51,726,288

The number of share options that would be considered dilutive under the if converted method in 2019 is 0 (2018: 153,457, 2017: 87,352).